Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Year ended December 31,
	2025	2024	2023

Interest on bank deposits	$(16,818)	$(110,078)	$(251,724)
Bank charges	68,459	7,711	12,254
Remeasurement of convertible promissory notes	41,696	-	-
Remeasurement of the Investment	-	-	91,305
Foreign currency differences, net	91,560	(12,487)	(71,841)

	$184,897	$(114,854)	$(220,006)